Wireless Device Payment Plans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Device Payment Plan Receivables, Net
The following table displays device payment plan agreement receivables, net, that continue to be recognized in our consolidated balance sheets:

	(dollars in millions)
At December 31,	2017	2016
Device payment plan agreement receivables, gross	$17,770	$11,797
Unamortized imputed interest	(821)	(511)
Device payment plan agreement receivables, net of unamortized imputed interest	16,949	11,286
Allowance for credit losses	(848)	(688)
Device payment plan agreement receivables, net	$16,101	$10,598

Classified on our consolidated balance sheets:
Accounts receivable, net	$11,064	$6,140
Other assets	5,037	4,458
Device payment plan agreement receivables, net	$16,101	$10,598

Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis
The balance and aging of the device payment plan agreement receivables on a gross basis was as follows:

	(dollars in millions)
At December 31,	2017	2016
Unbilled	$16,591	$11,089
Billed:
Current	975	557
Past due	204	151
Device payment plan agreement receivables, gross	$17,770	$11,797

Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables
Activity in the allowance for credit losses for the device payment plan agreement receivables was as follows:

	(dollars in millions)
	2017	2016
Balance at January 1,	$688	$444
Bad debt expense	718	692
Write-offs	(558)	(479)
Allowance related to receivables sold	—	28
Other	—	3
Balance at December 31,	$848	$688